Bank borrowings - Borrowing detail by maturity - (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Borrowings [abstract]
Maturity of bank borrowings	$ 46,548
Not later than one year
Borrowings [abstract]
Maturity of bank borrowings	31,635
Later than two years and not later than three years
Borrowings [abstract]
Maturity of bank borrowings	1,683
Later Than Five Years And Not Later Than Six Years
Borrowings [abstract]
Maturity of bank borrowings	13,230
Receivable Factoring Facility
Borrowings [abstract]
Maturity of bank borrowings	30,683
Receivable Factoring Facility | Not later than one year
Borrowings [abstract]
Maturity of bank borrowings	30,683
Other Loans
Borrowings [abstract]
Maturity of bank borrowings	15,865
Other Loans | Not later than one year
Borrowings [abstract]
Maturity of bank borrowings	952
Other Loans | Later than two years and not later than three years
Borrowings [abstract]
Maturity of bank borrowings	1,683
Other Loans | Later Than Five Years And Not Later Than Six Years
Borrowings [abstract]
Maturity of bank borrowings	$ 13,230